Document And Entity Information	Jan. 11, 2023
Document Information [Line Items]
Entity, Registrant Name	HyreCar, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 11, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38561
Entity, Tax Identification Number	47-2480487
Entity, Address, Address Line One	915 Wilshire Blvd, Suite #1950
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90017
City Area Code	888
Local Phone Number	688-6769
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HYRE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001713832